Consolidated Comprehensive Income - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Statement of comprehensive income [abstract]
Net earnings		$ 70,005		$ 73,455		$ 41,224
Other comprehensive income (loss)
Change in fair value of interest rate swap agreements designated as cash flow hedges (Note 24)	[1]	1,806	[2]	(2,027)	[3]	(3,057)	[4]
Reclassification adjustments for amounts recognized in earnings related to interest rate swap agreements (Note 24)		0		0		(503)
Change in cumulative translation adjustments	[5]	5,212		(3,028)	[6]	(7,798)
Net gain (loss) arising from hedge of a net investment in foreign operations (Note 24)	[7]	(11,012)	[8]	5,724	[9]	10,235	[10]
Items that will be reclassified subsequently to net earnings		(3,994)		669		(1,123)
Remeasurement of defined benefit liability (Note 20)	[11]	3,939	[12]	(480)	[13]	589	[14]
Items that will not be reclassified subsequently to net earnings		3,939		(480)		589
Other comprehensive (loss) income		(55)		189		(534)
Comprehensive (loss) income for the year		69,950		73,644		40,690
Comprehensive income (loss) for the year attributable to:
Company shareholders		67,889		73,006		40,783
Non-controlling interests		2,061		638		(93)
Comprehensive (loss) income for the year		$ 69,950		$ 73,644		$ 40,690

[1]	Presented net of deferred income tax expense (benefit) of $577 in 2021, ($658) in 2020 and ($359) in 2019.
[2]	Presented net of deferred income tax expense of $577.
[3]	Presented net of deferred income tax benefit of $658.
[4]	Presented net of deferred income tax benefit of $359
[5]	Presented net of deferred income tax expense of $281 in 2020 (nil in 2021 and 2019).
[6]	Presented net of deferred income tax expense of $281.
[7]	Presented net of deferred income tax expense of $1,589 in 2021, $764 in 2020 and $45 in 2019.
[8]	Presented net of deferred income tax expense of $1,589.
[9]	Presented net of deferred income tax expense of $764.
[10]	Presented net of deferred income tax expense of $45.
[11]	Presented net of deferred income tax expense (benefit) of $1,366 in 2021, ($216) in 2020, and $173 in 2019.
[12]	Presented net of deferred income tax expense of $1,366.
[13]	Presented net of deferred income tax benefit of $216.
[14]	Presented net of deferred income tax expense of $173.